Acquisition (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Apr. 25, 2025
Consideration	$ 68,127,525
Xintong International [Member]
Equity interest		100.00%
Consideration		$ 68,127,525
Xintong International [Member] | First tranche [Member]
Description of aquisition related payment	the first tranche payment of $46,861,913 (RMB335,700,000), which was settled on April 25, 2025 by transferring $44,518,817 (RMB318,915,000) of financing receivables to the Seller (with the Group no longer having any continuing involvement in nor control over the related financing receivables)
Xintong International [Member] | Second tranche [Member]
Description of aquisition related payment	the second tranche payment of $13,261,489 (RMB95,000,000), of which approximately $9.7 million was paid in the form of Tether (USDT) in August 2025 and November 2025
Xintong International [Member] | Third tranche [Member]
Description of aquisition related payment	the third tranche payment of $8,004,123 (RMB57,338,338), which was settled on July 1, 2025 by transferring accounts receivable
Shandong Liansen [Member]
Equity interest	30.00%